Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent events
Subsequent events were evaluated up to February 5, 2019, which is the date the Financial Statements included in this Integrated Report were approved. On January 23, 2019 we signed a Memorandum of Understanding with Nikon to settle our legal dispute over alleged patent infringements that were initiated by Nikon, see Note 20 Legal contingencies. There are no other events to report.